Consolidated Statement of Stockholders' Equity Deficit - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ 0	$ (1,000)	$ 44,602,052	$ 2,119,566	$ (1,137,902)	$ (46,555,334)	$ (328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	0	100,000
Common stock issued for cash, net of fees			$ 53,167
Common stock issued for cash, shares			531,671,500
Issuance of common stock for legal settlement			$ 29,700			1,960,200				1,989,900
Issuance of common stock for legal settlement, shares			297,000,000
Common Stock to be issued
Foreign currency adjustment								(462,345)		(462,345)
Net loss							(779,696)		(14,019,568)	(14,799,264)
Common stock issued for cash						2,034,634				2,087,801
Ending balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,608	$ 0	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Ending balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	0	100,000
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ 0	$ (1,000)	44,602,052	2,119,566	(1,137,902)	(46,555,334)	(328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	0	100,000
Common Stock to be issued
Net loss										(18,917,360)
Ending balance, value at Jun. 30, 2023	$ 1	$ 883	$ 745,992	$ 0	$ 1,000	49,114,351	1,308,873	(1,995,755)	(64,662,001)	(15,488,656)
Ending balance, shares at Jun. 30, 2023	100	88,235	7,459,909,231	0	100,000
Beginning balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,608	$ 0	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Beginning balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	0	100,000
Issuance of common stock for legal settlement
Common Stock to be issued
Foreign currency adjustment								(395,508)		(395,508)
Net loss							(30,997)		(4,087,099)	(4,118,096)
Common stock issued for cash			$ 20,384			517,465				537,849
Common stock issued for cash, shares			203,842,371
Ending balance, value at Jun. 30, 2023	$ 1	$ 883	$ 745,992	$ 0	$ 1,000	49,114,351	1,308,873	(1,995,755)	(64,662,001)	(15,488,656)
Ending balance, shares at Jun. 30, 2023	100	88,235	7,459,909,231	0	100,000
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 798,346	$ 205,000	$ (1,000)	49,733,618	1,217,410	(1,253,356)	(67,376,221)	(16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	8,100,117,720	0	100,000
Issuance of common stock for legal settlement						100,000				100,000
Common Stock to be issued
Foreign currency adjustment
Net loss							(3,009)		(533,389)	(536,398)
Common stock issued for cash			$ 5,218			35,364				40,580
Common stock issued for cash, shares			52,162,997
Ending balance, value at Mar. 31, 2024	$ 1	$ 883	$ 803,564	$ 205,000	$ (1,000)	49,868,982	1,214,401	(1,253,356)	(67,909,610)	(17,071,136)
Ending balance, shares at Mar. 31, 2024	100	88,235	8,152,280,717	0	100,000
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 798,346	$ 205,000	$ (1,000)	49,733,618	1,217,410	(1,253,356)	(67,376,221)	(16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	8,100,117,720	0	100,000
Common Stock to be issued
Net loss										(2,953,104)
Ending balance, value at Jun. 30, 2024	$ 1	$ 883	$ 863,328	$ 205,000	$ (1,000)	50,140,739	1,207,957	(1,253,356)	(70,319,873)	(19,156,322)
Ending balance, shares at Jun. 30, 2024	100	88,235	8,928,508,901	0	100,000
Beginning balance, value at Mar. 31, 2024	$ 1	$ 883	$ 803,564	$ 205,000	$ (1,000)	49,868,982	1,214,401	(1,253,356)	(67,909,610)	(17,071,136)
Beginning balance, shares at Mar. 31, 2024	100	88,235	8,152,280,717	0	100,000
Common Stock to be issued
Common Stock to be issued, shares			166,666,666
Foreign currency adjustment
Net loss							(6,444)		(2,410,261)	(2,416,706)
Common stock issued for cash			$ 48,638			173,363				222,001
Common stock issued for cash, shares			498,293,650
Issuance of common stock for conversion of convertible debt			$ 11,127			98,394				109,521
Issuance of common stock for conversion of convertible debt, shares			111,267,868
Ending balance, value at Jun. 30, 2024	$ 1	$ 883	$ 863,328	$ 205,000	$ (1,000)	$ 50,140,739	$ 1,207,957	$ (1,253,356)	$ (70,319,873)	$ (19,156,322)
Ending balance, shares at Jun. 30, 2024	100	88,235	8,928,508,901	0	100,000